Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Share amounts in thousands	2023	2022	2023	2022
Numerator:
Net income attributable to common shareholders	$51,332	$78,590	$104,958	$151,295
Denominator:
Weighted average common shares outstanding - basic	41,963	47,486	42,536	47,942
Dilutive share options, RSU and PSU	899	819	829	857
Weighted average common shares outstanding - diluted	42,862	48,305	43,365	48,799
Net income attributable to common shareholders per common share:
Basic	$1.22	$1.66	$2.47	$3.16
Diluted	$1.20	$1.63	$2.42	$3.10

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	111	285	401	221